Note 1 - Business	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
     Business

Sun BioPharma, Inc. and its wholly-owned subsidiary Sun BioPharma Australia Pty Ltd. (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer and for a second
indication in chronic pancreatitis. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-
101,
from the University of Florida Research Foundation, Inc. (“UFRF”).

1.
     Business

Sun BioPharma, Inc. and its wholly-owned subsidiary Sun BioPharma Australia Pty Ltd. (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer and for a second
indication in chronic pancreatitis. We have
exclusively licensed the worldwide rights to this compound, which has been designated as SBP-
101,
from the University of Florida Research Foundation, Inc. (“UFRF”). SBR was incorporated under the laws of the State of Delaware on
September
21,
2011.
Sun BioPharma Australia Pty Ltd was established on
May 24, 2013,
and incorporated under the laws of Australian Securities and Investments Commission.

On
September 4, 2015,
Sun BioPharma Research, Inc. (“SBR”), our predecessor company, executed an Agreement and Plan of Merger with
Cimarron Medical, Inc., (“Cimarron”), a Utah corporation,
and SB Acquisition Corporation, a wholly owned subsidiary of Cimarron (the “Merger”). The merger of SB Acquisition Corporation with and into SBR resulted in all of the issued and outstanding common stock of SBR being converted into the right to receive an aggregate of
28,442,484
shares of Cimarron’s common stock, representing
four
shares of Cimarron common stock for every
one
share of SBR common stock cancelled in the Merger. As a result of this transaction, former SBR stockholders owned approximately
98.8%
of the outstanding capital stock of Cimarron.
Concurrent with the completion of the Merger, Cimarron’s name was changed to “Sun BioPharma, Inc.” See Note
8
for additional information regarding the Merger.

On
May 17, 2016,
our stockholders approved the changing the domicile of
Sun BioPharma, Inc., formerly known as Cimarron, from the State of Utah to the State of Delaware through a merger with SBR (the “Reincorporation”).
Upon the reincorporation, each outstanding certificate representing shares of the Utah corporation’s common stock was deemed, without any action by the holders thereof, to represent the same number and class of shares of our company’s common stock. As of
May 25, 2016,
the completion of the Merger, the rights of our stockholders began to be governed by Delaware law and our current certificate of incorporation and bylaws.